Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net Income (Loss)	$ (1,161,241)	$ (230,515)	$ (4,446)
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	722,851	475,460	310,384
Bad debt expenses			1,435
Unrealised foreign exchange losses/(gains), net	9,522	(2,861)	6,088
Amortization of intangible assets	75,701	74,147	60,003
Fixed assets written off	2,513
Intangible assets written off	75,315
Change in operating assets and liabilities:
Accounts receivable	226,773	(371,259)	81,952
Net investment in sales-type leases	153,945	96,983	(171,705)
Inventories	(448,349)	221,911	263,735
Deposits, prepayments, and other receivables	(1,135,152)	59,475	(127,282)
Accounts payable	(197,464)	(77,174)	213,346
Customer deposits	(78,576)	(189,735)	1,195,661
Other payables and accrued liabilities	(483,620)	431,665	(197,751)
Net cash (used in)/provided by operating activities	(2,237,782)	488,097	1,631,420
Cash flows from investing activities:
Purchase of property and equipment	(578,063)	(548,739)	(468,355)
Purchase of intangible assets	(83,429)	(32,311)	(23,010)
Net cash used in investing activities	(661,492)	(581,050)	(491,365)
Cash flows from financing activities:
Net Proceeds from initial public offering	3,623,597
Proceeds from issuance of ordinary shares	1,360,000
Proceeds from bank borrowings	388,636
Funds injected by a shareholder			700,000
Consideration paid for cancellation of warrants	(80,000)
Proceeds from lease financing		335,003	382,316
Repayment of bank borrowings	(98,062)	(45,139)	(43,120)
Dividends paid			(277,891)
Repayment of lease liabilities	(619,271)	(570,279)	(464,211)
Payment of deferred offering costs		(185,117)	(836,288)
Net cash provided by/(used in) financing activities	4,574,900	(465,532)	(539,194)
Effect on exchange rate change on cash and cash equivalents	2,066	6,510	(7,317)
Net change in cash and cash equivalent	1,677,692	(551,975)	593,544
BEGINNING OF YEAR	443,117	995,092	401,548
END OF YEAR	2,120,809	443,117	995,092
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash (received)/paid for income taxes by Singapore subsidiary	(21,432)	17,220	48,623
Cash paid for interest	64,749	34,702	35,830
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING ACTIVITIES:
Right-of-use assets obtained in exchange for lease liabilities	1,369,022
Deferred offering costs offset against proceeds from initial public offering	$ 2,976,403